Intangible Asset	12 Months Ended
Dec. 31, 2024
Intangible Asset [Abstract]
Intangible asset
8.	Intangible asset

Intangible asset relates to the right-of-use of an electric power facility for a period of 156 months. As at December 31, 2024, there were 98 months remaining of the amortization period.

	As at December 31,	As at December 31,
	2024	2023
Balance, beginning of period	$1,184,798	$1,314,028
Amortization	(129,229)	(129,230)
Balance, end of period	$1,055,569	$1,184,798